Average Annual Total Returns - FidelityFlexUSBondIndexFund-PRO - FidelityFlexUSBondIndexFund-PRO - Fidelity Flex U.S. Bond Index Fund	Oct. 30, 2024
Fidelity Flex U.S. Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.45%
Past 5 years	1.04%
Since Inception	1.33%	[1]
Fidelity Flex U.S. Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.17%
Past 5 years	0.04%
Since Inception	0.28%	[1]
Fidelity Flex U.S. Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.20%
Past 5 years	0.40%
Since Inception	0.59%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.39%

[1]	A From March 9, 2017 .